CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 31,785	$ 27,177	$ 29,657
Cost of revenues	8,308	7,129	6,599
Gross profit	23,477	20,048	23,058
Research and development expenses, net	6,665	7,678	6,393
Selling and marketing expenses	16,456	18,199	15,880
General and administrative expenses	5,315	6,854	5,784
Total operating expenses	28,436	32,731	28,057
Operating loss	4,959	12,683	4,999
Finance income	2,171	1,117	255
Finance expense	1,158	1,468	1,675
Loss before income taxes	3,946	13,034	6,419
Income taxes	251	315	43
Net loss and total comprehensive loss	$ 4,197	$ 13,349	$ 6,462